Other Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Other Assets [Line Items]
Acquired computer software for internal use	¥ 3,901	¥ 3,510
Amortization expense of computer software	2,595	1,993	3,637
Amortization expense of other intangible assets	¥ 50	¥ 43	¥ 122